Total Invested Assets and Related Net Investment Income - Carrying Value and Fair Value of Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 143,061	$ 137,691
Financial assets, at fair value	144,673	140,292
Invested assets	151,726	146,139
Investment properties	7,157	7,067
Other invested assets - non-financial assets	1,508	1,381
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Financial assets	9,506	8,890
Financial assets, at fair value	9,506	8,890
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	74,443	72,619
Debt securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	61,402	59,967
Financial assets, at fair value	61,402	59,967
Debt securities | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	13,041	12,652
Financial assets, at fair value	13,041	12,652
Equity securities
Disclosure of fair value measurement of assets [line items]
Financial assets	4,634	6,020
Equity securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	4,014	5,078
Financial assets, at fair value	4,014	5,078
Equity securities | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	620	942
Financial assets, at fair value	620	942
Mortgages and loans
Disclosure of fair value measurement of assets [line items]
Financial assets	46,822	42,805
Financial assets, at fair value	48,434	45,406
Derivative assets
Disclosure of fair value measurement of assets [line items]
Financial assets	1,112	1,478
Financial assets, at fair value	1,112	1,478
Other invested assets | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	2,701	2,211
Financial assets, at fair value	2,701	2,211
Other invested assets | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	621	562
Financial assets, at fair value	621	562
Policy loans
Disclosure of fair value measurement of assets [line items]
Financial assets	3,222	3,106
Financial assets, at fair value	$ 3,222	$ 3,106